SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a)Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying consolidated financial statements were prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Group has incurred losses since its inception. As of December 31, 2019, the Group had an accumulated deficit of RMB5,663,670 and its consolidated current liabilities exceeded current assets in the amount of RMB4,957,635. In addition, for the year ended December 31, 2019, the Group recorded operating cash outflows in the amount of RMB1,911,216. These factors raise substantial doubt about the Group’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Group is unable to continue as a going concern.

Historically, the Group had relied principally on proceeds from the issuance of preferred shares and borrowings from banks and financial institutions. These include rent financing arrangements where the Group received cash at the beginning of the lease term from financial institutions the majority of rental fee of the underlying lease agreements the Group entered into with individual residents, to fund the Group’s working capital requirements and investing activities. In January 2020, the Company completed the initial public offering (“IPO”) of its ordinary shares on the New York Stock Exchange and issued 9,904,933 American Depositary Share (ADS) for a net proceeds of approximately US$128.4 million (equivalent to RMB884.5 million). Each ADS represents ten ordinary shares.

Management believes that the amount of available cash balance as of December 31, 2019, cash proceeds from IPO subsequent to December 31, 2019, and forecasted net cash flows for a period of one year after the issuance of the consolidated financial statements will be sufficient for the Group to satisfy its obligations and commitments when they become due for a reasonable period of time. The forecasted cash flow has taken into account the expected available rent financing arrangements in the normal course of the Group’s business, and cash proceeds from IPO. Management also believes that the Group can adjust the pace of its business expansion and control operating expenses when necessary. The accompanying consolidated financial statements have been prepared on the basis the Group will be able to continue as a going concern for a period extending at least one year beyond the date that the consolidated financial statements are issued.

Principles of Consolidation

(b)Principles of Consolidation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the financial statements of the Company, its wholly‑owned subsidiaries, VIEs in which the Company, through its WOFE, has a controlling financial interest, and VIEs’ wholly‑owned subsidiaries.

All intercompany transactions and balances among the Company, its wholly‑owned subsidiaries, VIEs, and VIEs’ wholly‑owned subsidiaries have been eliminated upon consolidation.

Use of Estimates

(c)Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, useful lives and recoverability of property and equipment, the realization of deferred income tax assets, the fair value of share‑based compensation awards, convertible loan, ordinary shares, convertible redeemable preferred shares, identifiable assets acquired and liablities assumed in the business acquisition (see note 3). Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Convenience Translation

(d)Convenience Translation

Translations of the consolidated financial statements from RMB into US$ as of and for the year ended December 31, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9618 representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2019. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2019, or at any other rate.

The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying consolidated financial statements are unaudited.

Commitments and Contingencies

(e)Commitments and Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non‑income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Cash

(f)Cash

Cash consist of cash on hand and cash at bank. Cash at bank are deposited in financial institutions at below locations:

	As of December 31,
	2018	2019
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in RMB	148,222	386,773
—Denominated in USD	69,410	33,215
—Denominated in HKD	—	1,260
Total cash balances held at mainland PRC financial institutions	217,632	421,248
Financial institutions in the United States
—Denominated in USD	869,575	263,979
Total cash balances held at the United States financial institutions	869,575	263,979
Total cash balances held at financial institutions	1,087,207	685,227

Term deposits

(g)Term deposits

Term deposits represent deposit placed with bank with original maturities of more than three months but less than one year. The Group’s term deposits are denominated in USD and deposited at a financial institution in the mainland of the PRC.

Restricted Cash

(h)Restricted Cash

Restricted cash is cash deposited with banks or financial institutions in conjunction with borrowings from the banks or financial institutions. Restriction on the use of such cash and the interest earned thereon is imposed by the banks or financial institutions and remains effective throughout the terms of the borrowings. Restricted cash that will be released to cash within the next 12 months is classified as current asset, while the remaining balance is classified as non‑current asset on the Company’s consolidated balance sheets. The Group’s restricted cash is denominated in USD and RMB and is deposited at banks and financial institutions in the mainland of the PRC.

Short-term investments

(i)Short‑term investments

The Group’s short‑term investments represent the Group’s investments in financial products managed by financial institutions in the PRC which are redeemable at the option of the Group on any working day. Short‑term investments are reported at fair value, with unrealized holding gains or losses, net of the related income tax effect, excluded from earnings and recorded as a separate component of accumulated other comprehensive income/(loss) until realized. Realized gains or losses from the sale of short‑term investments are determined on a specific identification basis and are recorded as investment income when earned.

Property and Equipment, net

(j)Property and Equipment, net

Property and equipment are stated at cost less depreciation and any impairment. Property and equipment are depreciated using the straight‑line method over the estimated useful lives of the assets, as follows:

Apartment leasehold improvement	Shorter of 5 years or lease term
Apartment furniture and appliances	Shorter of useful life (3 - 5 years) or lease term
Office leasehold improvement, furniture, electronic equipment, and software	3 - 5 years

Costs incurred in the construction of property and equipment are capitalized and transferred into their respective asset category when the assets are ready for their intended use, at which time depreciation commences. Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value of the item disposed and proceeds realized thereon.

Impairment of Long-lived Assets

(k)Impairment of Long‑lived Assets

Property and equipment and intangible asset with finite lives are reviewed for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Recoverability of a long‑lived asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying value of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment loss is recognized by the amount that the carrying value exceeds the estimated fair value of the asset or asset group. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. Assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated. No impairment of long‑lived assets was recognized for any of the years presented.

Goodwill

(l)Goodwill

Goodwill represents the excess of the purchase price and fair value of non-controlling interest over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized, but tested for impairment annually as of December 31 or more frequently if event and circumstances indicate that they might be impaired. Accounting Standards Codification (“ASC”) 350-20 permits the Group to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test, using a two - step approach. If this is the case, the two-step goodwill impairment test is required. If it is more likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required.

If the two-step goodwill impairment test is required, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. In estimating the fair value of the reporting unit, the Group uses discounted cash flow methodology and has taken into consideration the overall and industry economic conditions and trends, market risk of the Group and historical information.

No impairment of goodwill was recognized for the years ended December 31, 2017, 2018 and 2019.

Business combinations

(m)Business combinations

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

Value added taxes

(n)Value added taxes

The Company’s PRC subsidiaries are subject to value added tax (“VAT”) at the rate of 6%. The deductible input VAT balance is reflected in the prepayments and other current assets, and VAT payable balance is recorded in the accrued expenses and other current liabilities.

Fair Value Measurements

(o)Fair Value Measurements

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market‑based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three‑level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash, term deposits, restricted cash, short-term investments, accounts receivable, receivables from payment channels, interest receivable, deposits to landlords, other receivable, short-term and long-term borrowings, accounts payable, rental payable, advance from residents, amount due to a related party, deposits from residents, and accrued expenses and other current liabilities. The Group measures short-term investments at fair value on a recurring basis. Time deposits are valued based on the prevailing interest rates in the market and categorized as Level 2 measurement. The fair value of long-term borrowings is based on the amount of future cash flows associated with each debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms and categorized as Level 2 measurement. As of December 31, 2018 and 2019, the carrying values of the long-term borrowings approximate their fair values as the long-term borrowings’ interest rates approximate the rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities. As of December 31, 2018 and 2019, the carrying values of other financial instruments approximated to their fair values due to the short maturity.

Revenue recognition

(p)Revenue recognition

The Group enters into apartment rental agreements with residents. The terms of the agreements are generally one year, renewable upon consent of both parties on an annual basis. The agreements specify monthly billing, including rent, service charge based on a fixed percentage of rent and utilities charges at a fixed amount. The monthly service charge covers common area maintenance (e.g. cleaning), repair and maintenance for private room, internet access in the apartments and resident supports for twenty‑four hours seven days a week.

The Group accounts for total billing under the rental agreements with residents as leases in accordance with ASC 840. Revenues from the lease is recorded on a straight‑line basis. If the resident terminates the lease prior to the end of the lease term, the Group is entitled to the rental deposits and part of the rental fee received in advance as penalties based on the rental agreements. The Group recognizes such amount as revenues when the resident terminates the lease.

The Group offers incentives to attract residents, including rental discount and cash rebate, which are accounted for as a reduction of the lease revenue and amortized over the lease term on a straight‑line basis. For the years ended December 31, 2017, 2018 and 2019, the Company recorded such incentives of RMB7,295, RMB67,111 and RMB232,796 as a reduction of revenue, respectively.

Leases

(q)Leases

The Group sources the apartments from landlords and lease to residents. The Group also leases offices for its own use.

A lease is classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Group’s leases for apartments and offices are all accounted for as operating leases. The rental expenses relating to the apartments are recorded in rental cost and pre opening expense, whereas the rental expenses relating to the offices for own use are recorded in sales and marketing expenses, and general and administrative expenses.

Free lease periods and rental cost escalation are recognized on a straight‑line basis commencing with the beginning of the lease term. The terms of leases with landlords are generally between four and six years with market based renewal options.

There are no capital improvement funding, other lease concessions or contingent rent in the lease agreements. The Company has no significant asset retirement obligations at the end of the lease term.

Depreciation and amortization

(r)Depreciation and amortization

The depreciation and amortization mainly consist of depreciation and amortization of leasehold improvement, furniture and appliances, electronic equipment and software.

Other operating expenses

(s)Other operating expenses

Other operating expenses mainly consist of the cost of services provided to the Group’s residents and the commission fee charged by the Group’s agents based on the number of apartments they helped the Group successfully lease from the landlords. As the commission fee is the cost incurred as a result of entering into the lease agreement with the landlords, they are considered as part of rental cost and amortized using the straight line method over the lease terms with landlords. The cost of services provided to the Group’s residents mainly consist of apartments cleaning expenses, utilities, maintenance fee, processing fee charged by payment channel, costs related to warehouse, and low‑value consumables.

Pre-opening expense	(t)Pre‑opening expense Pre‑opening expense represents the rental cost incurred before the leased apartment are available for use for residents.
Sales and marketing expenses And General and administrative expense

(u)Sales and marketing expenses

Sales and marketing expenses mainly consist of payroll expenses for personnel engaged in sales and marketing activities, advertising costs, and commission fee paid to third parties based on the number of apartment units they helped the Group successfully leases to residents. Advertising expenses, which consist primarily of online and offline advertisements, are expensed as incurred. The advertising expenses were RMB31,572, RMB203,085 and RMB497,508 for the years ended December 31, 2017, 2018 and 2019, respectively.

(v)General and administrative expenses

General and administrative expenses mainly consist of payroll and related costs for employees involved in general corporate functions, professional fees and office rental expenses.

Technology and product development expenses

(w)Technology and product development expenses

Technology and product development expenses, which are expensed as incurred, mainly consist of payroll and related costs for employees involved in developing or significantly improving a service or technique.

Share-based compensation

(x)Share‑based compensation

The Company periodically grants share‑based awards, including but not limited to, restricted ordinary shares and share options to eligible employees and directors, which are subject to service and performance conditions.

The Company recognizes compensation cost for an equity classified award with only service conditions that has a graded vesting schedule on a straight‑line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant date fair value of such award that is vested at that date. For equity awards that contain both a service condition and a performance condition, the Company recognizes compensation cost on a tranche‑by‑tranche basis. To the extent the required vesting conditions are not met resulting in the forfeiture of the share‑based awards, previously recognized compensation expense relating to those awards is reversed.

Employee benefits

y)Employee benefits

The Company’s subsidiaries and VIEs and VIEs’ subsidiaries in PRC participate in a government mandated, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in China to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of comprehensive loss amounted to RMB26,472, RMB144,018 and RMB229,586 for the years ended December 31, 2017, 2018 and 2019, respectively.

Income taxes

(z)Income taxes

Current income taxes are provided on the basis of net income/(loss) for financial reporting purposes, and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income tax assets and liabilities are recognized for the tax effects of temporary differences and are determined by applying enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of comprehensive loss in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more‑likely‑than‑not that some portion, or all, of the deferred income tax assets will not be realized. The effect on deferred income taxes arising from a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change.

The Group applies a “more likely than not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re‑assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occurs. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses, respectively. As of December 31, 2018 and 2019, the Group did not have any significant unrecognized uncertain tax positions.

Foreign currency translation and foreign currency risks

(aa)Foreign currency translation and foreign currency risks

The Company’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and its wholly‑owned subsidiary incorporated at Hong Kong S.A.R. is the United States dollars (“US$”). The functional currency of the Company’s PRC subsidiary, VIE and VIE’s subsidiaries is the RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded in general and administrative expenses in the consolidated statements of comprehensive loss.

The financial statements of the Company and its wholly‑owned subsidiary incorporated at Hong Kong S.A.R. are translated from the functional currency into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings (deficits) generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive income or losses in the consolidated statements of comprehensive loss, and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income or losses in the consolidated statements of changes in shareholders’ deficit.

RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market.

Concentration and risk

(bb)Concentration and risk

Concentration of customers and suppliers

There are no customers or suppliers from whom revenue or purchases individually represent greater than 10% of the total revenues or the total purchases of the Group for the years ended December 31, 2017, 2018 and 2019.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, term deposits, restricted cash and short‑term investments.

The Group’s investment policy requires cash, term deposits, restricted cash, and short‑term investments to be placed with high‑quality financial institutions and to limit the amount of credit risk from any one institution. The Group regularly evaluates the credit standing of the counterparties or financial institutions.

Interest rate risk

The Group’s exposure to interest rate risk primarily relates to the Group’s short‑term and long‑term borrowings. As part of its asset and liability risk management, the Group reviews and takes appropriate steps to manage its interest rate exposures on its interest‑bearing assets and liabilities. The Group has not been exposed to material risks due to changes in market interest rates, and not used any derivative financial instruments to manage the interest risk exposure during the year presented.

Earnings/(Loss) per Share

(cc)Earnings/(Loss) per Share

Basic earnings / (loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders, taking into consideration the accretions to redemption value of the preferred shares (if any), by the weighted average number of ordinary shares outstanding during the year. Under the two‑class method, any net income is allocated between ordinary shares and other participating securities based on their participating rights, whereas any net loss is not allocated to participating securities as they do not have contractual obligation to share loss.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the accretions to redemption value of the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if‑converted method. Potential ordinary shares include options to purchase ordinary shares and restricted ordinary shares granted to founders, unless they were anti‑dilutive. The computation of diluted earnings/(loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti‑dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on earnings/(loss) per share.

Segment Reporting

(dd)Segment Reporting

The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Company’s Chief Executive Officer does not segregate the Group’s business. All products and services are viewed as in one segment, which is residential rental segment. All the Group’s long‑lived assets were located in PRC as of December 31, 2018 and 2019.

Statutory Reserves

(ee)Statutory Reserves

In accordance with the PRC Company Laws, the Group’s PRC subsidiary, VIE and VIEs’ subsidiaries must make appropriations from their after‑tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non‑distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after‑tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

For the years ended December 31, 2017, 2018 and 2019, no appropriation was made to the statutory surplus fund by the Group’s PRC subsidiary, VIE and VIEs’ subsidiaries as these PRC companies did not earn any after‑tax profits as determined under PRC GAAP.

Deferred initial public offering costs

(ff)Deferred initial public offering costs

Direct costs incurred by the Company attributable to its proposed IPO of ordinary shares in the United States have been deferred and recorded as other non-current assets and will be offset against the gross proceeds received from such offering. In the event the IPO is terminated or abandoned, all capitalized deferred IPO costs will be expensed.

Recent Accounting Pronouncements

(gg)Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases (Topic 842). ASU 2016-02 is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. Additionally, the ASU will require disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases, including qualitative and quantitative requirements. The update requires lessees to apply a modified retrospective approach for recognition and disclosure, beginning with the earliest period presented. In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842)—Targeted Improvements, which allows an additional transition method to adopt the new lease standard at the adoption date, as compared to the beginning of the earliest period presented, and recognize a cumulative-effect adjustment to the beginning balance of retained earnings in the period of adoption. In November 2019, the FASB issued ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), which defers the effective date of Topic 842 for all non-public companies to fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early application continues to be allowed. As an emerging growth company (“EGC”), the Group has elected to apply ASU 2019-10 for the fiscal year ending December 31, 2021. However, the Group expects to lose its EGC status on December 31, 2020. Accordingly, the Group will adopt the guidance in ASC 842 in the consolidated financial statements for the year ending December 31, 2020. The Group will continue to evaluate the effect that this accounting standard will have on the consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual and interim goodwill impairment testing dates on or after January 1, 2017. The guidance should be applied on a prospective basis. The Group will apply ASU 2017-04 for the fiscal year ending December 31, 2020. The Group does not believe the adoption of this standard will have a material impact on its consolidated financial statements.